Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares outstanding
Preferred stock, shares issued
Manscaped Holdings, LLC
Preferred stock, shares authorized	9,810,330
Common units issued	6,400,000	6,400,000
Common units outstanding	6,400,000	6,400,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock shares subject to possible redemption	23,000,000
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,750,000	5,750,000
Common stock, shares outstanding	5,750,000	5,750,000
Common units outstanding	5,630,000
Series A-1 Preferred Units | Manscaped Holdings, LLC
Series preferred units	3,673,228	3,673,228
Series A-2 Preferred Units | Manscaped Holdings, LLC
Preferred stock, shares authorized	1,973,106
Series preferred units	1,973,106	1,973,106
Series A-3 Preferred Units | Manscaped Holdings, LLC
Preferred stock, shares authorized	3,271,139
Series preferred units	3,271,139	3,271,139
Series A-4 Preferred Units | Manscaped Holdings, LLC
Preferred stock, shares authorized	892,857
Series preferred units	892,857	892,857